Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2013
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Summary of Shares Repurchased

The following table provides a summary of our repurchased shares in 2013:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR)

April 18 - 30, 2013	297,500	55.35	297,500	983,534,770
May 2 - 31, 2013	389,974	61.76	687,474	959,449,401
June 1 - 30, 2013	749,434	60.39	1,436,908	914,192,630
July 1 - 31, 2013	321,486	65.20	1,758,394	893,232,250
August 1 - 31, 2013	283,097	67.83	2,041,491	874,028,834
September 1 - 30, 2013	179,146	69.06	2,220,637	861,656,533
October 3 - 31, 2013	556,443	69.34	2,777,080	823,072,791
November 1 - 30, 2013	962,146	66.76	3,739,226	758,841,727
December 1 - 31, 2013	874,953	67.25	4,614,179	700,000,036

Total	4,614,179	65.02